J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan ActiveBuilders International Equity ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated September 1, 2021

to the Summary Prospectus and Prospectus dated June 21, 2021

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Nicholas Horne	2021	Managing Director
Philippa Clough	2021	Executive Director
Richard Morillot	2021	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers” section is deleted in its entirety and replaced with the following:

The portfolio management team for the Fund is comprised of Nicholas Horne, Philippa Clough, and Richard Morillot. As part of that responsibility, Mr. Horne, Ms. Clough, and Mr. Morillot establish and monitor the strategy allocations for the Fund. The portfolio managers are assisted by multiple specialist teams who support the strategies of the Fund within the parameters established by the portfolio managers. Mr. Horne, a Managing Director and CFA charterholder, has been a portfolio manager since 2010 and Head of the Global Structured Equity Group across developed market equities since 2019. Prior to his current role, Mr. Horne was the co-Chief Investment Officer International Behavioral Finance Team from 2017 to 2019 and Head of Quantitative Research, Behavioral Finance Team — London from 2010 to 2019. Mr. Horne has been an employee since 2006 and a portfolio manager of the Fund since inception. Ms. Clough, an Executive Director and CFA charterholder, has been a portfolio manager in the International Equity Group since 2013 and Head of Quantitative Research — London since 2019. Ms. Clough has been an employee since 2010 and a portfolio manager of the Fund since inception. A portfolio manager of the Fund since September 2021 and employee since 2013, Mr. Morillot, Executive Director and CFA charterholder, is a quantitative analyst and portfolio manager within the J.P. Morgan Asset Management International Equity Group, based in London. Mr. Morillot previously held positions on the trading and quantitative research teams with BlackRock.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-ABIEETF-921

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan ActiveBuilders International Equity ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated September 1, 2021

to the Statement of Additional Information

dated June 21, 2021, as supplemented

Effective immediately, the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section with respect to the Fund is deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the Fund’s portfolio managers as of April 30, 2021:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
ActiveBuilders International Equity ETF
Nicholas Horne	0	$0	1	$219,215	0	$0
Philippa Clough	0	0	2	1,902,570	1	302,761
Richard Morillot**	0	0	0	0	0	0

The following table shows information regarding the other accounts managed by the Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of April 30, 2021:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
ActiveBuilders International Equity ETF
Nicholas Horne	0	$0	3	$1,978,038	1	$8
Philippa Clough	0	0	0	0	0	0
Richard Morillot**	0	0	0	0	1	2

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

**	As of July 31, 2021

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-ABIEETF-921